Leases - Adjustments to Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 15, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of leases [Abstract]
Recognition of lease liability	$ 425
Lease liability payments			$ (127)
Interest expense			39
Foreign exchange impact on lease liability			18
Derecognition of lease liability			(355)
Lease liabilities		$ 0	0		$ 0
Recognition of right-of-use asset	$ 425
Right-of-use asset amortization			(124)
Derecognition of right-of-use-asset			(355)
Gain on derecognition of right-of-use asset		54	54	$ 0
Right-of-use assets		$ 0	$ 0